Short-Term Investment (Tables)	6 Months Ended
Apr. 30, 2024
Short-Term Investment [Abstract]
Schedule of Short-Term Investment	Short-term investment comprised of the following:
	As of April 30, 2024
	Level 1	Level 2	Level 3	Total
Bank deposits	-	$44,198	-	$44,198
	-	$44,198	-	$44,198
	As of October 31, 2023
	Level 1	Level 2	Level 3	Total
Bank deposits	-	$43,733	-	$43,733
	-	$43,733	-	$43,733